INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

NOTE 5 — INVENTORIES

Inventories consist of the following:

	December 31,
	2012	2011
Raw materials	$4,874	$732
Work in process	2,518	1,747
	$7,392	$2,479